CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Ordinary shares	Additional paid-in capital	Subscription receivables	Retained earnings (accumulated deficit)	Accumulated other comprehensive income	Noncontrolling interests
Balance at Dec. 31, 2009	$ 1,190,951,984	$ 36,287	$ 1,875,304,804	$ (3,081,726)	$ (747,226,391)	$ 64,090,691	$ 1,828,319
Balance (in shares) at Dec. 31, 2009		725,278,005
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares pursuant to share option plans	3,588,209	646	596,821	2,990,742
Issuance of ordinary shares pursuant to share option plans (in shares)		12,910,550
Share repurchase	(240,164,984)	(3,013)	(240,161,971)
Share repurchase (in shares)		(60,253,930)
Share-based compensation expense	45,591,618		45,591,618
Changes in equity ownership on partial disposal of subsidiaries	14,189,943		3,817,579			(2,901,251)	13,273,615
Disposal of subsidiaries	(21,002,037)					(4,729,725)	(16,272,312)
Cumulative translation adjustments	22,024,104					21,880,014	144,090
Net income	186,264,103				184,273,477		1,990,626
Balance at Dec. 31, 2010	1,201,442,940	33,920	1,685,148,851	(90,984)	(562,952,914)	78,339,729	964,338
Balance (in shares) at Dec. 31, 2010		677,934,625
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares pursuant to share option plans	3,063,332	955	2,971,393	90,984
Issuance of ordinary shares pursuant to share option plans (in shares)		19,100,060
Share repurchase	(216,341,129)	(2,529)	(216,338,600)
Share repurchase (in shares)		(50,581,945)
Share-based compensation expense	61,801,912		61,801,912
Noncontrolling interests arising from acquisition of subsidiaries	20,553,531						20,553,531
Changes in equity ownership on partial disposal of subsidiaries	(264,327)		33,783				(298,110)
Disposal of subsidiaries	(76,088)						(76,088)
Cumulative translation adjustments	40,188,890					39,815,355	373,535
Share of post-acquisition movements in equity investee's other comprehensive income	1,640,453					1,640,453
Net income	160,812,255				162,677,038		(1,864,783)
Balance at Dec. 31, 2011	1,272,821,769	32,346	1,533,617,339		(400,275,876)	119,795,537	19,652,423
Balance (in shares) at Dec. 31, 2011		646,452,740
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares pursuant to share option plans	33,999	1,067	32,932
Issuance of ordinary shares pursuant to share option plans (in shares)		21,350,335
Share repurchase	(35,478,122)	(379)	(35,477,743)
Share repurchase (in shares)		(7,587,635)
Share-based compensation expense	63,637,373		63,637,373
Incremental acquisition of shares in a subsidiary	(367,946)		(374,974)				7,028
Disposal of subsidiaries	(19,031,493)						(19,031,493)
Cumulative translation adjustments	2,630,439					2,667,490	(37,051)
Dividend	(52,778,371)				(52,356,067)		(422,304)
Share of post-acquisition movements in equity investee's other comprehensive income	552,098					552,098
Net income	235,936,792				238,077,856		(2,141,064)
Balance at Dec. 31, 2012	$ 1,467,956,538	$ 33,034	$ 1,561,434,927		$ (214,554,087)	$ 123,015,125	$ (1,972,461)
Balance (in shares) at Dec. 31, 2012		660,215,440